UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New Markets Income Fund

September 30, 2018

NMI-QTLY-1118
1.808781.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.0%
		Principal Amount(a)	Value
Azerbaijan - 1.9%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		$54,940,000	$60,995,267
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		32,330,000	34,971,361

TOTAL AZERBAIJAN			95,966,628

Bahrain - 0.5%
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		27,255,000	26,848,355
Brazil - 0.1%
Caixa Economica Federal 7.25% 7/23/24 (b)(c)		3,285,000	3,296,498
British Virgin Islands - 0.4%
1MDB Global Investments Ltd. 4.4% 3/9/23		20,400,000	19,257,947
Cayman Islands - 1.0%
Alibaba Group Holding Ltd. 3.4% 12/6/27		25,790,000	24,038,730
Brazil Minas SPE 5.333% 2/15/28 (b)		7,515,000	7,195,613
Ksa Sukuk Ltd. 4.303% 1/19/29 (b)		20,380,000	20,419,170

TOTAL CAYMAN ISLANDS			51,653,513

Costa Rica - 0.2%
Banco Nacional de Costa Rica 6.25% 11/1/23 (b)		3,245,000	3,200,381
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (b)		2,900,000	2,262,029
6.95% 11/10/21 (b)		3,501,000	3,527,258

TOTAL COSTA RICA			8,989,668

Georgia - 1.0%
Georgian Oil & Gas Corp. 6.75% 4/26/21(b)		22,540,000	23,097,166
JSC BGEO Group 6% 7/26/23 (b)		10,845,000	10,576,044
JSC Georgian Railway 7.75% 7/11/22 (b)		16,051,000	17,010,689

TOTAL GEORGIA			50,683,899

Indonesia - 1.3%
PT Pertamina Persero:
5.625% 5/20/43 (b)		6,500,000	6,400,921
6% 5/3/42 (b)		32,835,000	33,669,173
6.5% 5/27/41 (b)		26,960,000	29,456,631

TOTAL INDONESIA			69,526,725

Ireland - 0.8%
SCF Capital Ltd. 5.375% 6/16/23 (b)		6,015,000	5,819,513
Vnesheconombank Via VEB Finance PLC:
5.942% 11/21/23 (b)		5,550,000	5,294,101
6.025% 7/5/22 (b)		22,120,000	21,411,275
6.8% 11/22/25 (b)		9,180,000	8,991,810

TOTAL IRELAND			41,516,699

Kazakhstan - 0.8%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (b)		6,385,000	6,289,225
JSC KazTransGaz 4.375% 9/26/27 (b)		7,970,000	7,583,854
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)		11,690,000	11,523,768
Kazakhstan Temir Zholy 4.85% 11/17/27 (b)		5,700,000	5,655,426
KazMunaiGaz Finance Sub BV 5.75% 4/19/47 (b)		8,410,000	8,283,850

TOTAL KAZAKHSTAN			39,336,123

Luxembourg - 0.0%
RSHB Capital SA 8.5% 10/16/23 (b)		2,540,000	2,552,700
Mexico - 8.5%
Comision Federal de Electricid:
4.75% 2/23/27 (b)		9,770,000	9,635,760
4.875% 1/15/24 (b)		11,260,000	11,429,238
Pemex Project Funding Master Trust:
6.625% 6/15/35		82,390,000	81,854,465
8.625% 2/1/22		28,592,000	31,689,886
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 5.9813% 3/11/22 (c)(d)		24,165,000	25,640,757
6.35% 2/12/48 (b)		18,074,000	16,555,784
6.375% 2/4/21		10,525,000	11,035,568
6.375% 1/23/45		18,910,000	17,510,660
6.5% 3/13/27		24,280,000	24,802,020
6.5% 6/2/41		121,835,000	114,220,313
6.75% 9/21/47		26,890,000	25,658,169
6.875% 8/4/26		65,365,000	68,953,539

TOTAL MEXICO			438,986,159

Mongolia - 0.3%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (Reg. S)		14,039,000	14,867,680
Morocco - 0.3%
OCP SA 6.875% 4/25/44(b)		13,655,000	14,597,195
Netherlands - 0.1%
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)		7,125,000	7,855,313
Oman - 0.2%
Oman Sovereign Sukuk SAOC 4.397% 6/1/24 (b)		13,525,000	12,958,248
Peru - 0.3%
Petroleos Del Peru Petroperu SA:
4.75% 6/19/32 (b)		7,000,000	6,784,400
5.625% 6/19/47 (b)		7,165,000	7,120,290

TOTAL PERU			13,904,690

South Africa - 1.5%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		24,000,000	23,337,120
6.35% 8/10/28 (b)		5,035,000	5,014,095
6.75% 8/6/23 (b)		30,145,000	28,951,861
7.125% 2/11/25 (b)		6,485,000	6,226,378
8.45% 8/10/28 (b)		5,530,000	5,527,235
TransCanada PipeLines Ltd. 4% 7/26/22 (b)		6,625,000	6,210,938

TOTAL SOUTH AFRICA			75,267,627

Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (b)		10,544,000	9,805,920
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		9,000,000	7,920,000
Turkey - 0.5%
Export Credit Bank of Turkey:
4.25% 9/18/22 (Reg. S)		2,600,000	2,258,880
5% 9/23/21 (b)		5,080,000	4,665,858
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		2,605,000	2,276,249
Turkiye Ihracat Kredi Bankasi A/S:
5.375% 10/24/23 (b)		5,325,000	4,712,625
6.125% 5/3/24 (b)		14,110,000	12,625,769

TOTAL TURKEY			26,539,381

United Arab Emirates - 0.6%
Abu Dhabi Crude Oil Pipeline 4.6% 11/2/47 (b)		24,945,000	24,287,949
Oztel Holdings SPC Ltd.:
5.625% 10/24/23 (b)		3,525,000	3,569,063
6.625% 4/24/28 (b)		5,220,000	5,228,874

TOTAL UNITED ARAB EMIRATES			33,085,886

United Kingdom - 1.2%
Biz Finance PLC:
9.625% 4/27/22 (b)		43,970,000	44,730,681
9.75% 1/22/25 (b)		3,500,000	3,515,750
Oschadbank Via SSB #1 PLC:
9.375% 3/10/23 (b)		4,045,000	4,085,450
9.625% 3/20/25 (b)		2,690,000	2,693,228
Vedanta Resources PLC 6.375% 7/30/22 (b)		5,095,000	4,903,938

TOTAL UNITED KINGDOM			59,929,047

Venezuela - 2.1%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		88,680,000	19,199,220
5.5% 4/12/37 (e)		104,390,000	22,965,800
6% 5/16/24 (b)(e)		79,210,000	17,323,227
6% 11/15/26 (Reg. S) (e)		58,610,000	12,601,150
8.5% 10/27/20 (Reg. S) (e)		15,230,250	12,869,561
9% 11/17/21 (Reg. S) (e)		24,340,000	5,598,200
9.75% 5/17/35 (b)(e)		46,590,000	10,948,650
12.75% 2/17/22 (b)(e)		28,610,000	6,880,705

TOTAL VENEZUELA			108,386,513

TOTAL NONCONVERTIBLE BONDS
(Cost $1,345,349,426)			1,233,732,414

Government Obligations - 68.5%
Angola - 0.5%
Angola Republic:
8.25% 5/9/28 (b)		13,105,000	13,536,941
9.375% 5/8/48 (b)		7,705,000	8,134,631
9.5% 11/12/25 (b)		5,685,000	6,438,717

TOTAL ANGOLA			28,110,289

Argentina - 4.8%
Argentine Republic:
5.875% 1/11/28		27,550,000	21,805,825
6.625% 7/6/28		8,050,000	6,601,000
6.875% 4/22/21		25,730,000	24,572,150
6.875% 1/26/27		56,065,000	47,655,250
7.125% 7/6/36		12,350,000	9,849,125
7.125% 6/28/2117		15,275,000	11,876,313
7.5% 4/22/26		115,265,000	102,758,748
8.28% 12/31/33		22,341,476	20,163,182

TOTAL ARGENTINA			245,281,593

Armenia - 0.3%
Republic of Armenia:
6% 9/30/20 (b)		12,305,000	12,516,646
7.15% 3/26/25 (b)		3,723,000	3,924,973

TOTAL ARMENIA			16,441,619

Belarus - 0.3%
Belarus Republic:
6.875% 2/28/23 (b)		8,150,000	8,543,156
7.625% 6/29/27 (b)		5,400,000	5,756,616

TOTAL BELARUS			14,299,772

Bolivia - 0.2%
Plurinational State of Bolivia 4.5% 3/20/28 (b)		9,850,000	9,308,250
Brazil - 3.0%
Brazilian Federative Republic:
4.25% 1/7/25		22,090,000	20,875,050
4.625% 1/13/28		17,115,000	15,668,954
5% 1/27/45		20,095,000	16,548,433
5.625% 1/7/41		16,755,000	15,230,463
5.625% 2/21/47		11,025,000	9,762,748
6% 4/7/26		8,610,000	8,833,946
7.125% 1/20/37		8,095,000	8,712,244
8.25% 1/20/34		28,400,000	33,299,000
10.125% 5/15/27		9,232,000	11,943,900
12.25% 3/6/30		9,165,000	13,747,500

TOTAL BRAZIL			154,622,238

Cameroon - 0.3%
Cameroon Republic 9.5% 11/19/25 (b)		16,850,000	17,735,434
Costa Rica - 0.4%
Costa Rican Republic:
4.25% 1/26/23 (b)		7,115,000	6,447,186
4.375% 4/30/25 (b)		4,210,000	3,634,788
5.625% 4/30/43 (b)		3,430,000	2,641,100
7% 4/4/44 (b)		5,150,000	4,514,284
7.158% 3/12/45 (b)		6,311,000	5,533,800

TOTAL COSTA RICA			22,771,158

Dominican Republic - 1.5%
Dominican Republic:
5.5% 1/27/25 (b)		8,500,000	8,531,875
5.875% 4/18/24 (b)		5,530,000	5,693,356
5.95% 1/25/27 (b)		13,425,000	13,673,363
6% 7/19/28 (b)		10,200,000	10,372,890
6.6% 1/28/24 (b)		5,105,000	5,381,793
6.85% 1/27/45 (b)		11,510,000	11,653,875
6.875% 1/29/26 (b)		11,155,000	11,907,293
7.45% 4/30/44 (b)		8,920,000	9,499,800

TOTAL DOMINICAN REPUBLIC			76,714,245

Ecuador - 1.7%
Ecuador Republic:
7.875% 1/23/28 (b)		8,365,000	7,525,991
7.95% 6/20/24 (b)		14,770,000	14,115,689
8.75% 6/2/23 (b)		10,885,000	10,895,885
8.875% 10/23/27 (b)		16,185,000	15,354,710
9.625% 6/2/27 (b)		6,385,000	6,312,850
9.65% 12/13/26 (b)		13,475,000	13,417,058
10.5% 3/24/20 (b)		7,505,000	7,795,444
10.75% 3/28/22 (b)		13,625,000	14,476,563

TOTAL ECUADOR			89,894,190

Egypt - 2.9%
Arab Republic of Egypt:
yield at date of purchase 18.6494% 12/18/18	EGP	154,475,000	8,108,903
5.577% 2/21/23 (b)		38,860,000	37,683,319
6.125% 1/31/22 (b)		25,020,000	25,029,508
6.588% 2/21/28 (b)		2,570,000	2,454,350
6.875% 4/30/40 (b)		4,830,000	4,284,693
7.5% 1/31/27 (b)		44,745,000	45,530,901
7.903% 2/21/48 (b)		13,765,000	13,111,163
8.5% 1/31/47 (b)		14,025,000	14,055,266

TOTAL EGYPT			150,258,103

El Salvador - 1.0%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		9,990,000	9,298,992
6.375% 1/18/27 (b)		7,905,000	7,401,056
7.375% 12/1/19		8,555,000	8,704,713
7.625% 2/1/41 (b)		3,870,000	3,725,456
7.65% 6/15/35 (Reg. S)		6,510,000	6,317,109
7.75% 1/24/23 (Reg. S)		3,505,000	3,655,435
8.25% 4/10/32 (Reg. S)		2,570,000	2,613,382
8.625% 2/28/29 (b)		8,615,000	9,110,363

TOTAL EL SALVADOR			50,826,506

Ethiopia - 0.3%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		12,742,000	12,909,940
Gabon - 0.3%
Gabonese Republic:
6.375% 12/12/24 (b)		6,625,000	6,253,868
6.95% 6/16/25 (b)		7,125,000	6,823,043

TOTAL GABON			13,076,911

Ghana - 1.7%
Ghana Republic:
7.625% 5/16/29 (b)		4,810,000	4,814,531
7.875% 8/7/23 (Reg.S)		30,155,000	31,557,208
8.125% 1/18/26 (b)		14,550,000	15,113,085
8.627% 6/16/49 (b)		5,570,000	5,570,000
10.75% 10/14/30 (b)		23,425,000	29,133,673

TOTAL GHANA			86,188,497

Guatemala - 0.3%
Guatemalan Republic:
4.375% 6/5/27 (b)		7,560,000	7,096,950
4.5% 5/3/26 (b)		7,200,000	6,856,920

TOTAL GUATEMALA			13,953,870

Honduras - 0.2%
Republic of Honduras 6.25% 1/19/27		12,340,000	12,665,159
Indonesia - 3.3%
Indonesian Republic:
3.5% 1/11/28		13,660,000	12,697,312
3.85% 7/18/27 (b)		21,620,000	20,603,665
4.35% 1/11/48		12,015,000	11,003,842
4.75% 1/8/26 (b)		7,340,000	7,440,514
4.75% 7/18/47 (b)		5,700,000	5,468,113
5.875% 1/15/24 (b)		8,545,000	9,161,778
6.625% 2/17/37		12,425,000	14,536,840
7.75% 1/17/38 (b)		24,440,000	32,017,866
8.5% 10/12/35 (b)		25,765,000	35,297,818
Perusahaan Penerbit SBSN:
3.75% 3/1/23 (b)		10,690,000	10,502,925
4.4% 3/1/28 (b)		10,690,000	10,463,372

TOTAL INDONESIA			169,194,045

Iraq - 1.4%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		62,280,000	58,949,888
6.752% 3/9/23 (b)		11,430,000	11,413,084

TOTAL IRAQ			70,362,972

Ivory Coast - 0.6%
Ivory Coast 5.75% 12/31/32		32,979,950	31,180,564
Jamaica - 0.4%
Jamaican Government:
6.75% 4/28/28		6,755,000	7,329,175
7.875% 7/28/45		3,020,000	3,525,850
8% 3/15/39		7,948,000	9,131,298

TOTAL JAMAICA			19,986,323

Jordan - 1.3%
Jordanian Kingdom:
5.75% 1/31/27 (b)		10,685,000	10,114,421
6.125% 1/29/26 (b)		27,920,000	27,379,469
7.375% 10/10/47 (b)		33,800,000	31,772,000

TOTAL JORDAN			69,265,890

Kenya - 0.5%
Republic of Kenya:
6.875% 6/24/24 (b)		9,920,000	9,944,800
7.25% 2/28/28 (b)		8,955,000	8,708,738
8.25% 2/28/48 (b)		7,110,000	6,861,719

TOTAL KENYA			25,515,257

Kuwait - 1.8%
State of Kuwait 3.5% 3/20/27 (b)		92,075,000	90,233,500
Lebanon - 5.8%
Lebanese Republic:
5.15% 11/12/18		21,050,000	20,876,548
5.45% 11/28/19		114,577,000	108,433,381
6% 5/20/19		44,810,000	43,596,545
6% 1/27/23		7,765,000	6,562,357
6.1% 10/4/22		64,110,000	54,552,481
6.375% 3/9/20		29,395,000	27,751,820
6.6% 11/27/26		13,665,000	10,676,465
6.65% 2/26/30 (Reg. S)		5,610,000	4,185,621
8.25% 4/12/21 (Reg.S)		24,550,000	23,034,774

TOTAL LEBANON			299,669,992

Mongolia - 0.2%
Mongolian People's Republic:
8.75% 3/9/24 (b)		6,680,000	7,305,475
10.875% 4/6/21 (b)		3,905,000	4,388,591

TOTAL MONGOLIA			11,694,066

Namibia - 0.2%
Republic of Namibia 5.25% 10/29/25 (b)		8,165,000	7,695,513
Nigeria - 1.1%
Republic of Nigeria:
yield at date of purchase 0% 11/22/18(f)	NGN	532,960,000	1,433,647
yield at date of purchase 0% 12/6/18(f)	NGN	5,603,095,000	14,999,529
6.5% 11/28/27 (b)		14,200,000	13,661,820
7.143% 2/23/30 (b)		6,390,000	6,232,167
7.696% 2/23/38 (b)		9,055,000	8,863,396
7.875% 2/16/32 (b)		9,905,000	10,117,958

TOTAL NIGERIA			55,308,517

Oman - 1.9%
Sultanate of Oman:
4.75% 6/15/26 (b)		14,995,000	14,227,256
5.375% 3/8/27 (b)		14,850,000	14,408,658
5.625% 1/17/28 (b)		13,370,000	13,136,827
6.5% 3/8/47 (b)		29,565,000	28,091,717
6.75% 1/17/48 (b)		28,910,000	28,118,444

TOTAL OMAN			97,982,902

Pakistan - 0.8%
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		10,330,000	10,342,706
6.875% 12/5/27 (b)		10,130,000	9,606,968
8.25% 4/15/24 (b)		15,605,000	16,284,130
8.25% 9/30/25 (b)		5,965,000	6,208,491

TOTAL PAKISTAN			42,442,295

Panama - 0.4%
Panamanian Republic:
8.875% 9/30/27		5,610,000	7,553,865
9.375% 4/1/29		8,030,000	11,382,525

TOTAL PANAMA			18,936,390

Paraguay - 0.4%
Republic of Paraguay:
4.7% 3/27/27 (b)		5,195,000	5,169,025
5% 4/15/26 (b)		3,895,000	3,948,556
5.6% 3/13/48 (b)		3,445,000	3,427,775
6.1% 8/11/44 (b)		5,875,000	6,136,438

TOTAL PARAGUAY			18,681,794

Qatar - 2.8%
State of Qatar:
2.375% 6/2/21		18,920,000	18,391,375
3.25% 6/2/26		5,730,000	5,486,475
3.875% 4/23/23 (b)		22,975,000	23,135,825
4.5% 4/23/28 (b)		29,810,000	30,674,490
5.103% 4/23/48 (b)		41,200,000	42,848,000
9.75% 6/15/30 (Reg. S)		14,722,000	21,937,841

TOTAL QATAR			142,474,006

Russia - 3.2%
Ministry of Finance Russian Federation:
4.75% 5/27/26 (b)		12,800,000	12,781,747
4.75% 5/27/26		23,600,000	23,566,346
Russian Federation:
4.25% 6/23/27 (b)		22,000,000	21,100,200
5.25% 6/23/47 (b)		43,200,000	41,393,635
5.625% 4/4/42 (b)		18,245,000	19,169,292
12.75% 6/24/28 (Reg. S)		14,187,000	22,705,698
Russian Federation Ministry of Finance 4.375% 3/21/29 (b)		26,200,000	25,117,940

TOTAL RUSSIA			165,834,858

Rwanda - 0.3%
Rwanda Republic 6.625% 5/2/23 (b)		14,429,000	14,616,577
Saudi Arabia - 2.5%
Kingdom of Saudi Arabia:
3.25% 10/26/26 (b)		24,410,000	22,933,195
3.625% 3/4/28 (b)		34,650,000	33,028,934
4.5% 10/26/46 (b)		76,015,000	72,311,549

TOTAL SAUDI ARABIA			128,273,678

Senegal - 0.3%
Republic of Senegal:
6.25% 7/30/24 (b)		2,335,000	2,352,793
6.25% 5/23/33 (b)		6,865,000	6,394,130
6.75% 3/13/48 (b)		7,050,000	6,302,982

TOTAL SENEGAL			15,049,905

South Africa - 0.9%
South African Republic:
4.3% 10/12/28		28,245,000	25,327,856
5.375% 7/24/44		6,610,000	5,911,640
5.875% 9/16/25		16,130,000	16,389,693

TOTAL SOUTH AFRICA			47,629,189

Sri Lanka - 1.1%
Democratic Socialist Republic of Sri Lanka:
5.75% 4/18/23 (b)		5,310,000	5,166,370
5.875% 7/25/22 (b)		4,225,000	4,151,193
6.2% 5/11/27 (b)		15,690,000	14,707,006
6.25% 7/27/21 (b)		5,125,000	5,134,041
6.75% 4/18/28 (b)		5,310,000	5,123,757
6.825% 7/18/26 (b)		7,000,000	6,871,515
6.85% 11/3/25 (b)		16,750,000	16,534,260

TOTAL SRI LANKA			57,688,142

Suriname - 0.4%
Republic of Suriname 9.25% 10/26/26 (b)		21,750,000	21,260,625
TAJIKISTAN - 0.1%
Tajikistan Republic 7.125% 9/14/27 (b)		7,495,000	6,826,086
Turkey - 6.1%
Turkish Republic:
4.875% 10/9/26		18,605,000	15,932,355
5.125% 3/25/22		19,445,000	18,462,677
5.125% 2/17/28		32,270,000	27,427,564
5.75% 3/22/24		14,495,000	13,633,910
5.75% 5/11/47		20,450,000	15,936,276
6% 3/25/27		36,775,000	33,470,104
6% 1/14/41		19,730,000	16,250,772
6.25% 9/26/22		38,370,000	37,563,002
6.75% 5/30/40		12,885,000	11,492,286
6.875% 3/17/36		22,520,000	20,484,192
7% 3/11/19		23,715,000	23,845,433
7% 6/5/20		5,100,000	5,149,215
7.25% 3/5/38		8,795,000	8,311,275
7.375% 2/5/25		29,925,000	30,218,864
7.5% 11/7/19		5,100,000	5,171,400
8% 2/14/34		14,480,000	14,741,943
11.875% 1/15/30		9,850,000	12,840,460
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		5,875,000	5,520,397

TOTAL TURKEY			316,452,125

Ukraine - 4.5%
Ukraine Government:
0% 5/31/40 (b)(c)		22,675,000	11,900,294
7.75% 9/1/20 (b)		34,574,000	34,833,305
7.75% 9/1/21 (b)		67,989,000	68,498,918
7.75% 9/1/22 (b)		63,619,000	63,431,960
7.75% 9/1/23 (b)		6,809,000	6,684,736
7.75% 9/1/24 (b)		50,394,000	48,834,406

TOTAL UKRAINE			234,183,619

United States of America - 4.2%
U.S. Treasury Bonds 3% 8/15/48		225,426,000	216,822,807
Uruguay - 0.3%
Uruguay Republic:
7.625% 3/21/36		5,295,000	7,143,908
7.875% 1/15/33 pay-in-kind		6,455,000	8,802,490

TOTAL URUGUAY			15,946,398

Venezuela - 1.5%
Venezuelan Republic:
oil recovery warrants 4/15/20 (f)(g)		458,489	458,489
6% 12/9/20 (e)		11,240,000	2,963,988
7% 3/31/38 (e)		10,280,000	2,669,716
7.65% 4/21/25 (e)		18,830,000	5,021,961
7.75% 10/13/19 (Reg. S) (e)		16,120,000	4,218,604
8.25% 10/13/24 (e)		16,705,000	4,455,224
9% 5/7/23 (Reg. S) (e)		23,495,000	6,336,602
9.25% 9/15/27 (e)		28,625,000	7,777,413
9.25% 5/7/28 (Reg. S) (e)		37,725,000	9,948,083
9.375% 1/13/34 (e)		23,275,000	6,789,318
11.75% 10/21/26 (Reg. S) (e)		34,870,000	9,578,789
11.95% 8/5/31 (Reg. S) (e)		47,005,000	12,865,269
12.75% 8/23/22 (e)		22,610,000	6,143,137

TOTAL VENEZUELA			79,226,593

Vietnam - 0.1%
Vietnamese Socialist Republic 4.8% 11/19/24 (b)		6,305,000	6,413,623
Zambia - 0.4%
Republic of Zambia:
5.375% 9/20/22 (b)		5,105,000	3,567,578
8.5% 4/14/24 (b)		4,165,000	2,968,246
8.97% 7/30/27 (b)		16,340,000	11,601,400

TOTAL ZAMBIA			18,137,224

TOTAL GOVERNMENT OBLIGATIONS
(Cost $3,732,145,052)			3,530,043,249
		Shares	Value

Common Stocks - 1.9%
Cayman Islands - 1.5%
Alibaba Group Holding Ltd. sponsored ADR (h)		314,000	51,734,640
Bilibili, Inc. ADR (h)(i)		84,100	1,133,668
ENN Energy Holdings Ltd.		344,000	2,988,114
Geely Automobile Holdings Ltd.		1,136,000	2,263,772
JD.com, Inc. sponsored ADR (h)		231,600	6,042,444
Longfor Properties Co. Ltd.		401,500	1,036,017
New Oriental Education & Technology Group, Inc. sponsored ADR		34,700	2,568,147
Shenzhou International Group Holdings Ltd.		115,000	1,474,896
Tencent Holdings Ltd.		62,300	2,543,761
Wuxi Biologics (Cayman), Inc. (h)		319,500	3,230,365
Xiaomi Corp. Class B		481,600	953,560
ZTO Express (Cayman), Inc. sponsored ADR		53,300	883,181

TOTAL CAYMAN ISLANDS			76,852,565

China - 0.1%
China Molybdenum Co. Ltd. Class A		1,294,000	859,043
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		288,730	2,669,203

TOTAL CHINA			3,528,246

India - 0.2%
Avenue Supermarts Ltd. (b)(h)		27,765	534,527
Axis Bank Ltd. (h)		142,300	1,203,496
Godrej Consumer Products Ltd.		56,383	597,694
HDFC Bank Ltd. sponsored ADR		13,100	1,232,710
InterGlobe Aviation Ltd. (b)		55,042	627,089
Kotak Mahindra Bank Ltd.		175,963	2,770,368
Motherson Sumi Systems Ltd. (h)		232,563	823,641
Reliance Industries Ltd.		211,745	3,673,488

TOTAL INDIA			11,463,013

Korea (South) - 0.1%
LG Chemical Ltd.		3,360	1,106,697
NAVER Corp.		4,474	2,886,764

TOTAL KOREA (SOUTH)			3,993,461

TOTAL COMMON STOCKS
(Cost $99,013,493)			95,837,285
		Principal Amount(a)	Value

Preferred Securities - 0.3%
British Virgin Islands - 0.3%
CNRC Capitale Ltd. 3.9% (Reg. S) (c)(j)		3,275,000	3,154,540
Dianjian Haixing Ltd. 4.05% (Reg. S) (c)(j)		2,280,000	2,319,147
Dianjian Haiyu Ltd. 3.5%(Reg. S) (c)(j)		3,830,000	3,612,029
Huaneng Hong Kong Capital Ltd. 3.6% (Reg. S) (c)(j)		3,220,000	2,996,025
Sinochem Global Capital Co. Ltd. 5% (b)(c)(j)		2,960,000	3,025,570
TOTAL PREFERRED SECURITIES
(Cost $15,340,333)			15,107,311
		Shares	Value

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 2.11% (k)		232,693,444	232,739,983
Fidelity Securities Lending Cash Central Fund 2.11% (k)(l)		906,114	906,204
TOTAL MONEY MARKET FUNDS
(Cost $233,629,362)			233,646,187
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $5,425,477,666)			5,108,366,446
NET OTHER ASSETS (LIABILITIES) - 0.8%			41,510,247
NET ASSETS - 100%			$5,149,876,693

Currency Abbreviations

EGP – Egyptian pound

NGN – Nigerian naira

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,445,768,314 or 47.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing - Security is in default.

 (f) Level 3 security

 (g) Quantity represents share amount.

 (h) Non-income producing

 (i) Security or a portion of the security is on loan at period end.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,552,564
Fidelity Securities Lending Cash Central Fund	39,422
Total	$4,591,986

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$14,590,608	$14,590,608	$--	$--
Consumer Staples	597,694	597,694	--	--
Energy	3,673,488	3,673,488	--	--
Financials	5,206,574	5,206,574	--	--
Health Care	5,899,568	5,899,568	--	--
Industrials	627,089	627,089	--	--
Information Technology	59,252,393	56,708,632	2,543,761	--
Materials	1,965,740	1,965,740	--	--
Real Estate	1,036,017	1,036,017	--	--
Utilities	2,988,114	2,988,114	--	--
Corporate Bonds	1,233,732,414	--	1,233,732,414	--
Government Obligations	3,530,043,249	--	3,513,151,584	16,891,665
Preferred Securities	15,107,311	--	15,107,311	--
Money Market Funds	233,646,187	233,646,187	--	--
Total Investments in Securities:	$5,108,366,446	$326,939,711	$4,764,535,070	$16,891,665

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 28, 2018